OTHER ASSETS AND OTHER LIABILITIES, Fair Value of Derivative Financial Instruments, Recorded as an Asset or a Liability (Details) S/ in Thousands, ¥ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 PEN (S/) Swap	Dec. 31, 2023 PEN (S/)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		S/ 904,791	S/ 987,663
Liabilities		819,473	891,999
Nominal amount		99,017,564	65,749,481
Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		842,213	909,512
Liabilities		803,012	845,101
Nominal amount		96,227,918	63,115,736
Cash Flow Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Nominal amount		76,400	75,400			$ 20.3			$ 20.3
Fair Value Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		62,578	78,151
Liabilities		16,461	46,898
Nominal amount		2,789,646	2,633,745
Fair Value Hedges [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Nominal amount		790,400	778,900
Foreign Currency Forwards [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		161,495	334,505
Liabilities		210,947	205,341
Foreign Currency Forwards [Member] | Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		161,495	334,505
Liabilities		210,947	205,341
Nominal amount		S/ 33,716,473	S/ 32,206,841
Maturity		January 2025 / April 2027	January 2024 / March 2026
Foreign Currency Forwards [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		S/ 5,597	S/ 0
Liabilities		98	0
Nominal amount		S/ 125,173	0
Maturity		January 2025 / February 2026
Related instruments	[1]	Investments
Foreign Currency Forwards One [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		S/ 3,159	0
Liabilities		3	0
Nominal amount		S/ 136,603	0
Maturity		March 2025 / December 2025
Related instruments		Loans
Foreign Currency Forwards Two [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		S/ 0	57
Liabilities		0	0
Nominal amount		S/ 0	S/ 54,392
Maturity			June 2024
Related instruments		Debts to bank
Interest Rate Swap [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		S/ 456,575	S/ 341,898
Liabilities		352,677	204,775
Interest Rate Swap [Member] | Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		456,575	341,898
Liabilities		352,677	204,775
Nominal amount		S/ 48,119,429	S/ 17,471,629
Maturity		January 2025 / January 2035	January 2024 / September 2033
Interest Rate Swap [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		S/ 0	S/ 786
Liabilities		970	337
Nominal amount		S/ 564,600	S/ 556,350
Maturity		April 2026 / May 2026	April 2026 / May 2026
Related instruments	[1]	Cash and due from banks
Interest Rate Swap [Member] | Fair Value Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		S/ 33,027	S/ 41,554
Liabilities		0	0
Nominal amount		S/ 790,440	S/ 778,890
Maturity		March 2025 / February 2028	March 2025 / February 2028
Related instruments	[1]	Investments
Currency Swaps [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		S/ 219,648	S/ 230,818
Liabilities		S/ 230,848	429,365
Number of derivative instruments divided | Swap		2
Currency Swaps [Member] | Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		S/ 219,648	230,818
Liabilities		230,848	429,365
Nominal amount		S/ 13,625,101	S/ 12,895,649
Maturity		January 2025 / November 2034	January 2024 / August 2033
Foreign Exchange Options [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		S/ 3,018	S/ 1,104
Liabilities		8,420	4,002
Foreign Exchange Options [Member] | Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		3,018	1,104
Liabilities		8,420	4,002
Nominal amount		S/ 743,202	S/ 501,189
Maturity		January 2025/ April 2026	January 2024 / March 2025
Futures [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		S/ 1,477	S/ 1,187
Liabilities		120	1,618
Futures [Member] | Derivatives Held for Trading [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		1,477	1,187
Liabilities		120	1,618
Nominal amount		S/ 23,713	S/ 40,428
Maturity		March 2025	March 2024
Cross Currency Swap Contract [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Nominal amount		S/ 225,800	S/ 222,500			$ 60.0			$ 60.0
Number of derivative instruments divided | Swap		2
Cross Currency Swap Contract [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		S/ 18,993	13,843
Liabilities		2,359	25,524
Nominal amount		S/ 828,080	S/ 815,980
Maturity		January 2025	January 2025
Related instruments		Bonds issued
Cross Currency Swap Contract One [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		S/ 0	S/ 0
Liabilities		5,242	11,253
Nominal amount		S/ 225,840	S/ 222,540
Maturity		May 2025 / June 2025	May 2025 / June 2025
Related instruments		Debts to bank
Cross Currency Swap Contract Two [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		S/ 0	S/ 1,552
Liabilities		5,937	0
Nominal amount		S/ 71,940	S/ 78,969
Maturity		November 2025	November 2025
Related instruments	[2]	Bonds issued / loans
Cross Currency Swap Contract Two [Member] | Cash Flow Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Nominal amount				¥ 3,000.0	$ 19.1		¥ 3,000.0	$ 21.3
Cross Currency Swap Contract Three [Member] | Derivatives Held as Hedges [Member]
Fair value of derivative financial instruments, recorded as an asset or a liability [Abstract]
Assets		S/ 1,802	S/ 20,359
Liabilities		1,852	9,784
Nominal amount		S/ 46,970	S/ 126,624
Maturity		January 2025 / April 2025	February 2024 / January 2025
Related instruments	[1]	Investments

[1]	Corresponds to investments classified at the fair value through other comprehensive income under IFRS 9 as of December 31, 2024 and 2023.
[2]	As of December 31, 2024, the Group held cross-currency swap contracts (CCS) for a notional amount of ¥3,000.0 million equivalent to $19.1 million (for ¥3,000.0 million equivalent to $21.3 million, as of December 31, 2023), which were decomposed by risk variables into two cross-currency swaps (CCS) for the purpose of being designated as cash flow hedges and re-expressing the initial exposures in the functional currency, as follows: